Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 18,392	¥ 6,079
Increase due to new trades	14,309	8,741
Reduction due to redemption, sales or passage of time	(11,712)	(3,412)
Balance at end of period	¥ 20,989	¥ 11,408